Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	$ 1,966	¥ 13,688	¥ (18,554)	¥ (45,195)
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes		(3)	(949)	(2,406)
British Virgin Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(1)	(3)	(7)	(5)
PRC [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	$ 1,967	¥ 13,694	¥ (17,598)	¥ (42,784)